Derivative Financial Instruments - Forward Exchange Contracts with Maturities within 60 Days (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Derivative [Line Items]
Amounts under forward exchange contracts contracted to sell	$ 40,145	$ 75,753
Euro [Member]
Derivative [Line Items]
Amounts under forward exchange contracts contracted to sell	5,609	8,131
U.S. Dollars [Member]
Derivative [Line Items]
Amounts under forward exchange contracts contracted to sell	31,954	64,399
British Pound Sterling [Member]
Derivative [Line Items]
Amounts under forward exchange contracts contracted to sell	936	1,012
All others [Member]
Derivative [Line Items]
Amounts under forward exchange contracts contracted to sell	$ 1,646	$ 2,211